united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toews Hedged Core Frontier Fund
Portfolio of Investments (Unaudited)
July 31, 2015
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 10.8% (b)(c)
	COMMERCIAL SERVICES- 10.8%
$ 280,000	Allen Temple African Methodist Episcopal Church, 0.31%, 7/1/22	$ 280,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $280,000)	280,000

	MUNICIPAL BONDS - 27.6% (b)(c)
	KENTUCKY - 9.3%
240,000	City of Fort Wright, KY, 0.29%, 6/1/19	240,000

	OHIO - 18.3%
475,000	Mark Milford Hicksville Joint Township Hospital District, 0.13%, 12/1/37	475,000
		715,000

	TOTAL MUNICIPAL BONDS (Cost $715,000)	995,000

	TOTAL INVESTMENTS - 38.4%
	(Cost - $995,000)(a)	$ 995,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 61.6%	1,593,452
	NET ASSETS - 100.0%	$ 2,588,452

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value:
Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation:		$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 38.4% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
July 31, 2015
Shares		Market Value
	MUTUAL FUNDS - 0.0% (d)
	DEBT FUNDS - 0.0% (d)
2	American High-Income Trust - Class R-6	$ 21
2	BlackRock High Yield Portfolio - Institutional Class	16
2	BMO Monegy High Yield Fund - Class I	19
2	Columbia High Yield Bond Fund - Class Z	6
2	Delaware High-Yield Opportunities Fund - Class A	8
2	Eaton Vance Income Fund of Boston - Institutional Shares	12
-	First Eagle High Yield Fund - Class I (e)	-
2	Franklin High Income Fund - Advisor Class	4
2	Hartford High Yield Fund - Class Y	15
2	Ivy High Income Fund - Class I	16
2	Janus High-Yield Fund - Class N	17
3	John Hancock Core High Yield Fund - Class I	30
2	Lord Abbett High Yield Fund - Class I	15
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class IS	20
2	Nuveen High Income Bond Fund - Class I	16
2	PIMCO High Yield Fund - Institutional Class	18
2	Principal High Yield Fund - Institutional Class	15
2	Prudential High Yield Fund, Inc. - Class Z	11
2	Putnam High Yield Trust - Class Y	15
2	RidgeWorth SEIX High Yield Fund - I Shares	17
2	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	18
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	15
2	Touchstone High Yield Fund - Institutional Class	17
2	Waddell & Reed Advisors High Income Fund - Class Y	14
2	Western Asset High Yield Fund - Institutional Class	17
	TOTAL MUTUAL FUNDS (Cost - $391)	372

Principal	VARIABLE RATE BONDS & NOTES - 8.7% (b)(c)
	AUTO PARTS & EQUIPMENT - 1.2%
$ 345,000	Bob Sumerel Tire Co., 0.29%, 4/1/19	345,000

	COMMERCIAL SERVICES - 0.7%
190,000	Science & Technology Campus Corp., 0.31%, 11/1/20	190,000

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
152,000	ICON Finance LLC, 0.31%, 5/15/26	152,000
1,042,000	Reynolds Road Fitness Center, Inc., 0.29%, 1/1/19	1,042,000
271,000	Tice Family LLC, 0.29%, 12/1/35	271,000
		1,465,000
	RETAIL - 1.5%
425,000	Central States Supply Co., Inc., 0.24%, 8/1/23	425,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $2,425,000)	2,425,000

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)(Continued)
July 31, 2015
Principal		Market Value
	MUNICIPAL BONDS - 18.2% (b)(c)
	ILLINOIS - 3.6%
$ 990,000	Will-Kankakee Regional Development Authority, 0.13%, 8/1/36	$ 990,000

	INDIANA - 0.7%
205,000	Palestine Econ Revenue Bond, 0.13%, 10/1/31	205,000

	MICHIGAN - 9.9%
500,000	Michigan State Strategic Fund, 0.13%, 10/1/15	500,000
715,000	Michigan State Strategic Fund, 0.15%, 11/1/22	715,000
450,000	Michigan State Strategic Fund, 0.12%, 10/1/27	450,000
540,000	Michigan State Strategic Fund, 0.13%, 4/1/31	540,000
565,000	Michigan State Strategic Fund, 0.13%, 12/1/31	565,000
		2,770,000
	OHIO - 4.0%
1,105,000	Hamilton County, Ohio Economic Development, 0.13%, 3/1/24	1,105,000

	TOTAL MUNICIPAL BONDS (Cost $5,070,000)	5,070,000

Shares	SHORT-TERM INVESTMENTS - 0.0% (d)
	MONEY MARKET FUND - 0.0% (d)
3,296	Rydex US Government Core Money Market Fund - 0.00% +	3,296
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,296)

	TOTAL INVESTMENTS - 26.9% (Cost - $7,498,687)(a)	$ 7,498,668
	CASH AND OTHER ASSETS LESS LIABILITIES - 73.1%	20,385,209
	NET ASSETS - 100.0%	$ 27,883,877

Number of Contracts		Unrealized Depreciation (f)
	FUTURES CONTRACTS
18	Nasdaq 100, September 2015	$ (27,797)
34	Russell Mini, September 2015	(76,941)
8	S&P 500, September 2015	(37,242)
29	S&P Midcap 400 E-mini, September 2015	(3,227)
	(Underlying Notional Amount $14,395,050)	$ (145,207)

+ Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.
ETF - Exchange Traded Fund.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $7,498,800 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ -
	Unrealized depreciation:	(132)
	Net unrealized depreciation:	$ (132)

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 26.9% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(d) Represents less than 0.05% of net assets and therefore rounds to 0.0%.
(e) Security has fractional shares equal to less than $1.
(f) Amount subject to equity price risk exposure.
Toews Hedged High Yield Bond Fund
Portfolio of Investments (Unaudited)
July 31, 2015
Shares		Market Value
	MUTUAL FUNDS - 0.0% (c)
	DEBT FUNDS - 0.0% (c)
2	American High-Income Trust - Class R-6	$ 20
2	BlackRock High Yield Portfolio - Institutional Class	16
2	BMO Monegy High Yield Fund - Class I	19
2	Columbia High Yield Bond Fund - Class Z	6
2	Delaware High-Yield Opportunities Fund - Class A	8
2	Eaton Vance Income Fund of Boston - Institutional Shares	12
2	Franklin High Income Fund - Advisor Class	4
2	Hartford High Yield Fund - Class Y	15
2	Ivy High Income Fund - Class I	16
2	Janus High-Yield Fund - N Shares	17
2	John Hancock Core High Yield Fund - Class I	20
2	Lord Abbett High Yield Fund - Class I	15
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class IS	20
2	Nuveen High Income Bond Fund - Class I	16
2	PIMCO High Yield Fund - Institutional Class	18
2	Principal High Yield Fund - Institutional Class	15
2	Prudential High Yield Fund - Class Z	10
2	Putnam High Yield Trust - Class Y	15
2	RidgeWorth SEIX High Yield Fund - I Shares	17
2	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	18
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	15
2	Touchstone High Yield Fund - Institutional Class	17
6	Waddell & Reed Advisors High Income Fund - Class Y	40
2	Western Asset High Yield Fund - Institutional Class	17
	TOTAL MUTUAL FUNDS (Cost - $382)	386

	SHORT-TERM INVESTMENTS - 0.0% (c)
	MONEY MARKET FUND - 0.0% (c)
53,796	Rydex US Government Core Money Market Fund - 0.00% +	53,796
	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,796)

Principal
	MORTGAGE NOTE - 0.6% (b)
$ 1,200,000	Aristone Realty Capital, 14.00%, due 12/1/15 - Property located in New York	1,200,000
	TOTAL MORTGAGE NOTE (Cost - $1,200,000)

	TOTAL INVESTMENTS - 0.6% (Cost - $1,254,178)(a)	$ 1,254,182
	CASH AND OTHER ASSETS LESS LIABILITIES - 99.4%	210,238,015
	NET ASSETS - 100.0%	$ 211,492,197

+ Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.
ETF - Exchange Traded Fund.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $1,290,156 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ -
	Unrealized depreciation:	(35,974)
	Net unrealized depreciation:	$ (35,974)

(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 0.6%
and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents less than 0.05% of net assets and therefore rounds to 0.0%.

Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)
July 31, 2015
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 11.7% (b)(c)
	AUTO PARTS & EQUIPMENT - 0.2%
$ 135,000	Bob Sumerel Tire Co., 0.29%, 4/1/19	$ 135,000

	BUILDING MATERIALS - 0.6%
535,000	Schulte Corp., 0.26%, 9/1/24	535,000

	COMMERCIAL SERVICES- 0.9%
45,000	Allen Temple African Methodist Episcopal Church, 0.31%, 7/1/22	45,000
398,000	Forward Corp., 0.26%, 12/1/30	398,000
325,000	Neighborhood Properties, Inc., 0.29%, 9/1/23	325,000
		768,000
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
149,000	Hazelwood Christian Church, Inc., 0.29%, 4/1/56	149,000
365,000	Martin Road Investments/Gardner Family LLC, 0.29%, 10/1/27	365,000
360,000	Michigan Equity Group LLC, 0.26%, 4/1/34	360,000
178,000	Northeast Christian Church, Inc., 0.24%, 1/1/18	178,000
718,000	R&R Investments LLC, 0.24%, 10/1/36	718,000
480,000	RDV Finance LLC, 0.24%, 10/1/39	480,000
882,000	RDV Finance LLC, 0.26%, 3/1/40	882,000
150,000	Reynolds Road Fitness Center, Inc., 0.29%, 1/1/19	150,000
135,000	Sheet Metal Workers Local #33, 0.29%, 2/1/31	135,000
210,000	Tile Shop of Michigan LLC, 0.31%, 4/1/28	210,000
		3,627,000
	REAL ESTATE - 5.7%
850,000	Camargo Manor Real Estate Holding Co. LLC, 0.29%, 12/1/30	850,000
4,020,000	Wilder Realty, Inc., 0.29%, 9/1/35	4,020,000
		4,870,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $9,935,000)	9,935,000

	MUNICIPAL BONDS - 19.9% (b)(c)
	FLORIDA - 2.0%
1,735,000	Davie Florida EDU Parkway Christian, 0.13%, 11/1/27	1,735,000

	GEORGIA - 0.8%
700,000	DeKalb County Development Authority, 0.14%, 11/1/22	700,000

	ILLINOIS - 1.2%
730,000	Chicago Heights, 0.16%, 12/1/18	730,000
335,000	Will-Kankakee Illinois, 0.13%, 8/1/36	335,000
		1,065,000
Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)(Continued)
July 31, 2015
Principal		Market Value
	MUNICIPAL BONDS (Continued) - 19.9% (b)(c)
	INDIANA - 2.0%
$ 766,000	Fort Wayne, 0.14%, 9/1/23	$ 766,000
277,600	Indiana State Finance Authority, 0.13%, 9/1/19	277,600
625,000	Indiana State Finance Authority, 0.13%, 9/1/31	625,000
		1,668,600
	KENTUCKY - 0.7%
130,000	Franklin County, 0.13%, 11/15/32	130,000
435,000	Georgetown Kentucky Industrial Building Revenue, 0.11%, 11/15/29	435,000
		565,000
	MICHIGAN - 9.7%
805,000	Genesee County Economic Development Corp/MI, 0.14%, 4/1/30	805,000
2,085,000	Michigan Higher Education Facilities Authority, 0.11%, 1/1/36	2,085,000
505,000	Michigan State Strategic Fund, 0.14%, 8/1/24	505,000
4,810,000	Michigan State Strategic Fund, 0.13%, 3/1/37	4,810,000
		8,205,000
	OHIO - 3.5%
1,150,000	Cuyahoga County, 0.13%, 3/1/22	1,150,000
1,790,000	Parma Ohio Economic, 0.13%, 2/1/31	1,790,000
		2,940,000

	TOTAL MUNICIPAL BONDS (Cost $16,878,600)	16,878,600

	TOTAL INVESTMENTS - 31.6%
	(Cost - $26,813,600)(a)	$ 26,813,600
	CASH AND OTHER ASSETS LESS LIABILITIES - 68.4%	57,943,211
	NET ASSETS - 100.0%	$ 84,756,811

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 31.6% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.

Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)
July 31, 2015
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 9.4% (b)(c)
	BUILDING MATERIALS - 0.7%
$ 615,000	Schulte Corp., 0.26%, 9/1/24	$ 615,000

	COMMERCIAL SERVICES- 2.5%
685,000	Allen Temple African Methodist Episcopal Church, 0.31%, 7/1/22	685,000
1,355,000	Cincinnati Hills Christian Academy, Inc., 0.26%, 7/1/28	1,355,000
		2,040,000
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
342,450	Community Church of Southport, Inc., 0.29%, 1/1/57	342,450
116,500	Garmong Development Co. LLC, 0.29%, 7/1/57	116,500
470,000	ICON Finance LLC, 0.31%, 5/15/26	470,000
853,000	RDV Finance LLC, 0.26%, 3/1/40	853,000
323,000	Tice Family LLC, 0.29%, 12/1/35	323,000
110,000	Tile Shop of Michigan LLC, 0.31%, 4/1/28	110,000
		2,214,950
	FOREST PRODUCTS & PAPER - 0.5%
400,000	Envelope Printery, Inc., 0.31%, 3/1/27	400,000

	HEALTHCARE - SERVICES - 0.1%
85,000	New Lexington Clinic PSC, 0.31%, 12/1/27	85,000

	REAL ESTATE - 2.9%
925,000	Carew Realty, Inc., 0.26%, 5/1/37	925,000
175,000	L3 Corp., 0.31%, 11/1/17	175,000
1,295,000	Silvio Properties LLC, 0.22%, 12/1/37	1,295,000
		2,395,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $7,749,950)	7,749,950

	MUNICIPAL BONDS- 20.9% (b)(c)
	FLORIDA - 1.2%
975,000	Florida State Development Finance Corp., 0.24%, 3/1/34	975,000

	INDIANA - 1.8%
1,000,000	Indiana Finance Authority, 0.13%, 12/1/28	1,000,000
500,000	Kendallville, Indiana Economic Rev., 0.16%, 3/1/26	500,000
		1,500,000
Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)(Continued)
July 31, 2015
Principal		Market Value
	MUNICIPAL BONDS (Continued) - 20.9% (b)(c)
	MICHIGAN - 12.5%
$ 973,000	Michigan State Hospital Finance Authority, 0.11%, 2/1/22	$ 973,000
655,000	Michigan Strategic Fund, 0.16%, 5/1/18	655,000
905,000	Michigan Strategic Fund, 0.14%, 8/1/24	905,000
1,400,000	Michigan Strategic Fund, 0.16%, 3/1/27	1,400,000
640,000	Michigan Strategic Fund, 0.11%, 7/1/28	640,000
230,000	Michigan Strategic Fund, 0.13%, 4/1/31	230,000
2,500,000	Michigan Strategic Fund, 0.13%, 4/1/35	2,500,000
1,710,000	Michigan Strategic Fund, 0.15%, 3/1/36	1,710,000
1,270,000	Oakland County Economic Development Corp., 0.11%, 12/1/25	1,270,000
		10,283,000
	OHIO - 5.4%
200,000	County of Franklin, OH, 0.13%, 4/1/22	200,000
355,000	Highland County Joint Township Hospital District, 0.13%, 8/1/24	355,000
2,705,000	Mark Milford Hicksville Joint Township Hospital District, 0.13%, 12/1/37	2,705,000
1,190,000	Township of Harrison, OH, 0.12%, 12/1/24	1,190,000
		4,450,000

	TOTAL MUNICIPAL BONDS (Cost $17,208,000)	17,208,000

	TOTAL INVESTMENTS - 30.3%
	(Cost - $24,957,950)(a)	$ 24,957,950
	CASH AND OTHER ASSETS LESS LIABILITIES - 69.7%	57,503,606
	NET ASSETS - 100.0%	$ 82,461,556

Number of Contracts		Unrealized Depreciation (d)
	FUTURES CONTRACTS
277	NASDAQ 100, September 2015	$ (425,502)
114	S&P 500, September 2015	(539,882)
	TOTAL FUTURES CONTRACTS	$ (965,384)
	(Underlying Notional Amount $85,205,300)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 30.3% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(d) Amount subject to equity price risk exposure.

Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)
July 31, 2015
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 5.1% (b)(c)
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
$ 360,000	Buten Development, Ltd., 0.29%, 9/1/18	$ 360,000
94,000	Coventry Investors LLC, 0.29%, 3/1/26	94,000
500,000	Fornell Associates LLC, 0.31%, 7/1/23	500,000
535,000	ICON Finance LLC, 0.31%, 5/15/26	535,000
2,295,000	RDV Finance LLC, 0.24%, 10/1/39	2,295,000
964,000	Reynolds Road Fitness Center, Inc., 0.29%, 1/1/19	964,000
		4,748,000
	HOME BUILDERS - 0.1%
60,000	Brookhaven Villas, Inc., 0.29%, 11/1/15	60,000

	LEISURE TIME - 0.4%
475,000	Mount Lookout Swim Club, Inc., 0.29%, 11/1/21	475,000

	REAL ESTATE - 0.5%
603,000	Camargo Manor Real Estate Holding Co. LLC, 0.29%, 12/1/30	603,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $5,886,000)	5,886,000

	MUNICIPAL BONDS - 25.2% (b)(c)
	ILLINOIS - 1.2%
1,200,000	Orland Park, IL, 0.17%, 4/1/31	1,200,000
230,000	Will-Kankakee Regional Development Authority, 0.13%, 8/1/36	230,000
		1,430,000
	INDIANA - 2.8%
2,815,000	Indiana Finance Authority, 0.13%, 9/1/31	2,815,000
360,000	Kendallville, Indiana Economic Rev., 0.16%, 3/1/26	360,000
		3,175,000
	KENTUCKY - 0.3%
300,000	Lexington-Fayette, KY Urban County, 0.11%, 12/1/31	300,000

	MICHIGAN - 4.8%
1,045,000	Michigan Public Educational Facilities Authority, 0.13%, 10/1/35	1,045,000
505,000	Michigan State Hospital Finance Authority, 0.11%, 2/1/22	505,000
820,000	Michigan Strategic Fund, 0.16%, 5/1/18	820,000
105,000	Michigan Strategic Fund, 0.14%, 8/1/24	105,000
100,000	Michigan Strategic Fund, 0.16%, 11/1/24	100,000
1,620,000	Michigan Strategic Fund, 0.16%, 9/1/25	1,620,000
100,000	Michigan Strategic Fund, 0.13%, 10/1/25	100,000
1,300,000	Michigan Strategic Fund, 0.13%, 3/1/37	1,300,000
		5,595,000
Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)(Continued)
July 31, 2015
Principal		Market Value
	MUNICIPAL BONDS (Continued) - 25.2% (b)(c)
	OHIO - 5.2%
$ 440,000	City of Hamilton OH, 0.13%, 4/1/20	$ 440,000
895,000	City of Hamilton OH, 0.13%, 11/1/23	895,000
557,000	City of Hamilton OH, 0.13%, 9/1/25	557,000
3,765,000	County of Hamilton, OH Parking System Revenue, 0.12%, 12/1/26	3,765,000
280,000	County of Wood OH, 0.13%, 2/1/28	280,000
100,000	Highland County Ohio, 0.13%, 8/1/24	100,000
		6,037,000
	SOUTH CAROLINA - 4.4%
1,000,000	County of Berkeley SC, 0.18%, 4/1/31	1,000,000
4,055,000	South Carolina Jobs-Economic Development Authority, 0.12%, 2/1/28	4,055,000
		5,055,000
	TENNESSEE - 6.5%
7,500,000	Hendersonville Industrial Development Board, 0.13%, 5/1/36	7,500,000
55,000	Hendersonville Industrial Development Board, 0.29%, 5/1/36	55,000
		7,555,000

	TOTAL MUNICIPAL BONDS (Cost $29,147,000)	29,147,000

	TOTAL INVESTMENTS - 30.3%
	(Cost - $35,033,000)(a)	$ 35,033,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 69.7%	80,445,056
	NET ASSETS - 100.0%	$ 115,478,056

Number of Contracts		Unrealized Depreciation (d)
	FUTURES CONTRACTS
399	S&P Midcap 400 E-Mini, September 2015	$ (49,818)
477	Russell Mini, September 2015	(1,070,701)
	TOTAL FUTURES CONTRACTS	$ (1,120,519)
	(Underlying Notional Amount $118,741,110)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 30.3% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(d) Amount subject to equity price risk exposure.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
July 31, 2015
Shares		Market Value
	MUTUAL FUNDS - 42.9%
	DEBT FUNDS - 42.9%
2	American High-Income Trust - Class R-6	$ 21
2	BlackRock High Yield Portfolio - Institutional Class	16
2	BMO Monegy High Yield Fund - Class I	19
2	Columbia High Yield Bond Fund - Class Z	6
2	Delaware High-Yield Opportunities Fund - Class A	8
2	Eaton Vance Income Fund of Boston - Institutional Shares	12
2	Franklin High Income Fund - Advisor Class	4
2	Hartford High Yield Fund - Class Y	15
2	Ivy High Income Fund - Class I	16
2	Janus High-Yield Fund - N Shares	17
2	John Hancock Core High Yield Fund - Class I	20
2	Lord Abbett High Yield Fund - Class I	15
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class IS	20
2	Nuveen High Income Bond Fund - Class I	16
2	PIMCO High Yield Fund - Institutional Class	18
2	Principal High Yield Fund - Institutional Class	15
2	Prudential High Yield Fund, Inc. - Class Z	11
2	Putnam High Yield Trust - Class Y	15
2	RidgeWorth SEIX High Yield Fund - I Shares	17
2	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	18
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	15
2	Touchstone High Yield Fund - Institutional Class	17
2	Vanguard Inflation-Protected Securities Fund - Admiral Shares	52
2,377,849	Vanguard Short-Term Bond Index Fund - Class I	25,014,971
1,161,276	Vanguard Total Bond Market Index Fund - Class I	12,518,560
2	Waddell & Reed Advisors High Income Fund - Class Y	14
2	Western Asset High Yield Fund - Institutional Class	17
	TOTAL MUTUAL FUNDS (Cost - $37,510,382)	37,533,945

	EXCHANGE TRADED FUNDS - 2.0%
	EQUITY FUNDS - 2.0%
36,600	VelocityShares Daily Inverse VIX Short-Term ETN	1,758,264
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,761,192)	1,758,264

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)(Continued)
July 31, 2015
Shares		Market Value
	SHORT-TERM INVESTMENTS - 0.0% (c)
	MONEY MARKET FUND - 0.0% (c)
10,632	Rydex US Government Core Money Market Fund - 0.00% +	$ 10,632
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,632)
Principal
	MORTGAGE NOTES - 4.9% (b)
$ 1,401,877	Aristone Realty Capital, 14.00%, due 12/1/15 - Property located in New York	1,401,877
300,000	Aristone Realty Capital, 14.00%, due 12/1/15 - Property located in New York	300,000
750,267	Aristone Realty Capital, 12.00%, due 9/1/16 - Property located in New York	750,267
300,000	Aristone Realty Capital, 11.00%, due 11/1/16 - Property located in New York	300,000
1,530,000	Aristone Realty Capital, 12.00%, due 12/8/16 - Property located in New York	1,530,000
	TOTAL MORTGAGE NOTES (Cost - $4,282,144)	4,282,144

	TOTAL INVESTMENTS - 49.8% (Cost - $43,564,350)(a)	$ 43,584,985
	CASH AND OTHER ASSETS LESS LIABILITIES - 50.2%	43,930,406
	NET ASSETS - 100.0%	$ 87,515,391

+ Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.
ETF - Exchange Traded Fund
ETN - Exchange Traded Notes

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $43,566,943 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 32,245
	Unrealized depreciation:	(14,203)
	Net unrealized appreciation:	$ 18,042

(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 4.9% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents less than 0.05% of net assets and therefore rounds to 0.0%.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term debt obligations having 60 days or less remaining until maturity, from time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant  or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2015 for the Funds' assets and liabilities measured at fair value:

Toews Hedged Core Frontier Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 280,000	$ -	$ 280,000
Municipal Bonds	$ -	$ 715,000	$ -	$ 715,000
Total	$ -	$ 995,000	$ -	$ 995,000

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 372	$ -	$ -	$ 372
Variable Rate Bonds & Notes	-	2,425,000	-	2,425,000
Municipal Bonds	-	5,070,000	-	5,070,000
Short-Term Investments	3,296	-	-	3,296
Total	$ 3,668	$ 7,495,000	$ -	$ 7,498,668

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$ 145,207	$ -	$ -	$ 145,207
Total	$ 145,207	$ -	$ -	$ 145,207

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 386	$ -	$ -	$ 386
Short-Term Investments	53,796	-	-	53,796
Mortgage Notes	-	-	1,200,000	1,200,000
Total	$ 54,182	$ -	$ 1,200,000	$ 1,254,182

Toews Hedged Core W Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 9,935,000	$ -	$ 9,935,000
Municipal Bonds	-	16,878,600	-	16,878,600
Total	$ -	$ 26,813,600	$ -	$ 26,813,600

Toews Hedged Core L Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 7,749,950	$ -	$ 7,749,950
Municipal Bonds	-	17,208,000	-	17,208,000
Total	$ -	$ 24,957,950	$ -	$ 24,957,950

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$ 965,384	$ -	$ -	$ 965,384
Total	$ 965,384	$ -	$ -	$ 965,384

Toews Hedged Core S Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 5,886,000	$ -	$ 5,886,000
Municipal Bonds	-	29,147,000	-	29,147,000
Total	$ -	$ 35,033,000	$ -	$ 35,033,000

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$ 1,120,519	$ -	$ -	$ 1,120,519
Total	$ 1,120,519	$ -	$ -	$ 1,120,519

Toews Unconstrained Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 37,533,945	$ -	$ -	$ 37,533,945
Exchange Traded Funds	1,758,264	-	-	1,758,264
Short-Term Investments	10,632	-	-	10,632
Mortgage Notes	-	-	4,282,144	4,282,144
Total	$ 39,302,841	$ -	$ 4,282,144	$ 43,584,985
*Includes cumulative unrealized gain/loss on futures contracts open at July 31, 2015.

No Fund held Level 3 securities during the period except the High Yield Bond Fund and the Unconstrained Income Fund.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the period presented.
It is the Funds' policy to record transfers into or out of any level at the end of the reporting period.
See Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	High Yield Bond Fund	Unconstrained Income Fund
	Mortgage Notes	Mortgage Notes
Beginning balance	$ 1,200,000	$ 2,752,144
Cost of purchases	-	1,530,001
Total realized gain (loss)	-	-
Change in unrealized appreciation *	-	-
Reinvestment of dividends	-	-
Proceeds from sales	-	-
Net transfers in/out of level 3	-	-
Ending balance	$ 1,200,000	$ 4,282,145
*Includes change in unrealized appreciation attributable to Level 3 investment still held at July 31, 2015 of $0 and $0 for the High Yield Bond Fund and Unconstrained Income Fund, respectively.

Futures Contracts –  The Funds are subject to equity risk in the normal course of pursuing their investment objectives.  The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds –  The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk  - ETFs, mutual funds and ETNs are subject to investment advisory fees or  management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on  investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

The notional amount of the derivative instruments outstanding as of July 31, 2015 as disclosed in the Portfolio of Investments and the unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/28/15

By

s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 9/28/15